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MetLife Life and Annuity Company of Connecticut
One Cityplace
185 Asylum Street, 3CP
Hartford, CT  06103-3415


May 1, 2007

VIA EDGAR TRANSMISSION
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Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C.   20549

         Re:      MetLife Life and Annuity Company of Connecticut
                  MetLife of CT Fund BD II for Variable Annuities
                  File Nos. 033-58131/811-07259 (Vintage Annuity)
                  Rule 497(j) Certification
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Members of the Commission:

On behalf of MetLife Life and Annuity Company of Connecticut (the "Company") and MetLife of CT Fund BD II for Variable Annuities (the "Account"), I hereby certify, pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933, that the form of Statement of Additional Information ("SAI") dated April 30, 2007 being used for certain variable annuity contracts offered by the Company through the Account and otherwise required to be filed under paragraph (c) of Rule 497 does not differ from the SAI contained in Post-Effective Amendment No. 12 for the Account filed electronically with the Commission on April 6, 2007.

If you have any questions, please contact me at (617) 578-3031.

Sincerely,



John E. Connolly, Jr.
Assistant General Counsel
Metropolitan Life Insurance Company